Distribution Date:	02/17/23	Morgan Stanley Capital I Trust 2019-L2
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2019-L2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61768HAS5	3.013000%	16,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61768HAT3	3.960000%	17,100,000.00	16,535,630.57	353,033.32	54,567.58	0.00	0.00	407,600.90	16,182,597.25	30.57%	30.00%
A-SB	61768HAU0	3.906000%	28,400,000.00	28,400,000.00	0.00	92,442.00	0.00	0.00	92,442.00	28,400,000.00	30.57%	30.00%
A-3	61768HAV8	3.806000%	218,300,000.00	218,300,000.00	0.00	692,374.83	0.00	0.00	692,374.83	218,300,000.00	30.57%	30.00%
A-4	61768HAW6	4.071000%	361,191,000.00	361,191,000.00	0.00	1,225,340.47	0.00	0.00	1,225,340.47	361,191,000.00	30.57%	30.00%
A-S	61768HAZ9	4.272000%	82,438,000.00	82,438,000.00	0.00	293,479.28	0.00	0.00	293,479.28	82,438,000.00	21.40%	21.00%
B	61768HBA3	4.494000%	44,655,000.00	44,655,000.00	0.00	167,232.98	0.00	0.00	167,232.98	44,655,000.00	16.43%	16.13%
C	61768HBB1	4.970632%	41,219,000.00	41,219,000.00	0.00	170,737.06	0.00	0.00	170,737.06	41,219,000.00	11.85%	11.63%
D	61768HAC0	3.000000%	25,190,000.00	25,190,000.00	0.00	62,975.00	0.00	0.00	62,975.00	25,190,000.00	9.04%	8.88%
E	61768HAE6	3.000000%	15,343,000.00	15,343,000.00	0.00	38,357.50	0.00	0.00	38,357.50	15,343,000.00	7.34%	7.20%
F-RR	61768HAH9	4.970632%	24,731,000.00	24,731,000.00	0.00	102,440.58	0.00	0.00	102,440.58	24,731,000.00	4.59%	4.50%
G-RR	61768HAK2	4.970632%	9,160,000.00	9,160,000.00	0.00	37,942.49	0.00	0.00	37,942.49	9,160,000.00	3.57%	3.50%
H-RR*	61768HAM8	4.970632%	32,060,275.00	32,060,275.00	0.00	98,237.42	0.00	0.00	98,237.42	32,060,275.00	0.00%	0.00%
R	61768HAQ9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61768HAP1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	BCC2IVWV5	4.970632%	18,884,408.00	18,538,786.17	7,278.29	76,078.68	0.00	0.00	83,356.97	18,531,507.88	0.00%	0.00%
Regular SubTotal			934,871,683.00	917,761,691.74	360,311.61	3,112,205.87	0.00	0.00	3,472,517.48	917,401,380.13

X-A	61768HAX4	1.002720%	641,191,000.00	624,426,630.56	0.00	521,770.76	0.00	0.00	521,770.76	624,073,597.25
X-B	61768HAY2	0.620630%	127,093,000.00	127,093,000.00	0.00	65,731.49	0.00	0.00	65,731.49	127,093,000.00
X-D	61768HAA4	1.970632%	40,533,000.00	40,533,000.00	0.00	66,563.01	0.00	0.00	66,563.01	40,533,000.00
Notional SubTotal			808,817,000.00	792,052,630.56	0.00	654,065.26	0.00	0.00	654,065.26	791,699,597.25

Deal Distribution Total					360,311.61	3,766,271.13	0.00	0.00	4,126,582.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61768HAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61768HAT3	966.99593977	20.64522339	3.19108655	0.00000000	0.00000000	0.00000000	0.00000000	23.83630994	946.35071637
A-SB	61768HAU0	1,000.00000000	0.00000000	3.25500000	0.00000000	0.00000000	0.00000000	0.00000000	3.25500000	1,000.00000000
A-3	61768HAV8	1,000.00000000	0.00000000	3.17166665	0.00000000	0.00000000	0.00000000	0.00000000	3.17166665	1,000.00000000
A-4	61768HAW6	1,000.00000000	0.00000000	3.39250001	0.00000000	0.00000000	0.00000000	0.00000000	3.39250001	1,000.00000000
A-S	61768HAZ9	1,000.00000000	0.00000000	3.56000000	0.00000000	0.00000000	0.00000000	0.00000000	3.56000000	1,000.00000000
B	61768HBA3	1,000.00000000	0.00000000	3.74500011	0.00000000	0.00000000	0.00000000	0.00000000	3.74500011	1,000.00000000
C	61768HBB1	1,000.00000000	0.00000000	4.14219316	0.00000000	0.00000000	0.00000000	0.00000000	4.14219316	1,000.00000000
D	61768HAC0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61768HAE6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	61768HAH9	1,000.00000000	0.00000000	4.14219320	0.00000000	0.00000000	0.00000000	0.00000000	4.14219320	1,000.00000000
G-RR	61768HAK2	1,000.00000000	0.00000000	4.14219323	0.00000000	0.00000000	0.00000000	0.00000000	4.14219323	1,000.00000000
H-RR	61768HAM8	1,000.00000000	0.00000000	3.06414777	1.07804534	22.50854773	0.00000000	0.00000000	3.06414777	1,000.00000000
R	61768HAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61768HAP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	BCC2IVWV5	981.69803205	0.38541266	4.02865051	0.03773219	0.78781606	0.00000000	0.00000000	4.41406318	981.31261938

Notional Certificates
X-A	61768HAX4	973.85432821	0.00000000	0.81375247	0.00000000	0.00000000	0.00000000	0.00000000	0.81375247	973.30373828
X-B	61768HAY2	1,000.00000000	0.00000000	0.51719206	0.00000000	0.00000000	0.00000000	0.00000000	0.51719206	1,000.00000000
X-D	61768HAA4	1,000.00000000	0.00000000	1.64219303	0.00000000	0.00000000	0.00000000	0.00000000	1.64219303	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/23 - 01/30/23	30	0.00	54,567.58	0.00	54,567.58	0.00	0.00	0.00	54,567.58	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	92,442.00	0.00	92,442.00	0.00	0.00	0.00	92,442.00	0.00
A-3	01/01/23 - 01/30/23	30	0.00	692,374.83	0.00	692,374.83	0.00	0.00	0.00	692,374.83	0.00
A-4	01/01/23 - 01/30/23	30	0.00	1,225,340.47	0.00	1,225,340.47	0.00	0.00	0.00	1,225,340.47	0.00
X-A	01/01/23 - 01/30/23	30	0.00	521,770.76	0.00	521,770.76	0.00	0.00	0.00	521,770.76	0.00
X-B	01/01/23 - 01/30/23	30	0.00	65,731.49	0.00	65,731.49	0.00	0.00	0.00	65,731.49	0.00
X-D	01/01/23 - 01/30/23	30	0.00	66,563.01	0.00	66,563.01	0.00	0.00	0.00	66,563.01	0.00
A-S	01/01/23 - 01/30/23	30	0.00	293,479.28	0.00	293,479.28	0.00	0.00	0.00	293,479.28	0.00
B	01/01/23 - 01/30/23	30	0.00	167,232.98	0.00	167,232.98	0.00	0.00	0.00	167,232.98	0.00
C	01/01/23 - 01/30/23	30	0.00	170,737.06	0.00	170,737.06	0.00	0.00	0.00	170,737.06	0.00
D	01/01/23 - 01/30/23	30	0.00	62,975.00	0.00	62,975.00	0.00	0.00	0.00	62,975.00	0.00
E	01/01/23 - 01/30/23	30	0.00	38,357.50	0.00	38,357.50	0.00	0.00	0.00	38,357.50	0.00
F-RR	01/01/23 - 01/30/23	30	0.00	102,440.58	0.00	102,440.58	0.00	0.00	0.00	102,440.58	0.00
G-RR	01/01/23 - 01/30/23	30	0.00	37,942.49	0.00	37,942.49	0.00	0.00	0.00	37,942.49	0.00
H-RR	01/01/23 - 01/30/23	30	684,233.57	132,799.85	0.00	132,799.85	34,562.43	0.00	0.00	98,237.42	721,630.23
VRR Interest	01/01/23 - 01/30/23	30	14,106.45	76,791.23	0.00	76,791.23	712.55	0.00	0.00	76,078.68	14,877.44
Totals			698,340.02	3,801,546.11	0.00	3,801,546.11	35,274.98	0.00	0.00	3,766,271.13	736,507.67

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,126,582.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,943,801.76	Master Servicing Fee	8,045.45
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,919.31
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	395.15
ARD Interest	0.00	Operating Advisor Fee	940.45
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	237.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,943,801.76	Total Fees	15,537.44

Principal		Expenses/Reimbursements
Scheduled Principal	360,311.61	Reimbursement for Interest on Advances	(966.84)
Unscheduled Principal Collections		ASER Amount	5,630.16
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	28,748.12
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,863.52
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	360,311.61	Total Expenses/Reimbursements	35,274.96

		Interest Reserve Deposit	126,718.20

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,766,271.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	360,311.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,126,582.74
Total Funds Collected	4,304,113.37	Total Funds Distributed	4,304,113.34

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	917,761,691.80	917,761,691.80	Beginning Certificate Balance	917,761,691.74
(-) Scheduled Principal Collections	360,311.61	360,311.61	(-) Principal Distributions	360,311.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	917,401,380.19	917,401,380.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	918,936,484.88	918,936,484.88	Ending Certificate Balance	917,401,380.13
Ending Actual Collateral Balance	918,626,310.68	918,626,310.68

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	75,630,303.86	8.24%	72	5.1872	NAP	Defeased	3	75,630,303.86	8.24%	72	5.1872	NAP
10,000,000 or less	20	130,318,108.80	14.21%	72	5.0643	1.886072	1.40 or less	6	110,011,179.15	11.99%	73	5.4445	0.746012
10,000,001 to 20,000,000	11	174,680,452.35	19.04%	65	5.1046	1.859617	1.41 to 1.60	8	125,527,993.16	13.68%	71	4.9618	1.506352
20,000,001 to 30,000,000	12	279,769,143.50	30.50%	71	4.9669	1.801365	1.61 to 1.80	7	98,767,218.53	10.77%	71	5.0679	1.682237
30,000,001 to 40,000,000	3	99,417,084.13	10.84%	72	4.6515	2.355180	1.81 to 2.00	10	172,006,194.49	18.75%	72	5.1197	1.851663
40,000,001 to 55,000,000	1	40,586,287.55	4.42%	73	5.5800	0.450000	2.01 to 2.20	5	50,150,915.38	5.47%	70	5.1075	2.083926
55,000,001 or greater	2	117,000,000.00	12.75%	71	4.7485	3.383846	2.21 or greater	13	285,307,575.62	31.10%	68	4.6497	3.023390
Totals	52	917,401,380.19	100.00%	70	4.9902	2.053904	Totals	52	917,401,380.19	100.00%	70	4.9902	2.053904
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	75,630,303.86	8.24%	72	5.1872	NAP
							Defeased	3	75,630,303.86	8.24%	72	5.1872	NAP
Arizona	2	31,567,964.21	3.44%	71	5.1917	2.329365
							Industrial	1	2,777,807.47	0.30%	73	5.8200	1.100000
California	1	28,000,000.00	3.05%	72	4.7000	2.230000
							Lodging	8	95,989,712.68	10.46%	71	5.3515	1.511732
Colorado	2	33,266,666.67	3.63%	73	5.0804	1.717395
							Mixed Use	3	44,500,000.00	4.85%	73	4.9817	1.884831
Connecticut	1	15,506,104.09	1.69%	72	4.9000	2.040000
							Multi-Family	18	182,354,325.68	19.88%	71	4.7701	1.878015
Florida	2	27,701,847.08	3.02%	71	4.6959	2.384679
							Office	19	355,074,671.26	38.70%	69	4.9304	2.411693
Georgia	3	15,189,266.45	1.66%	73	5.1552	1.568429
							Retail	15	161,074,559.19	17.56%	71	5.0515	1.813302
Indiana	4	15,436,919.67	1.68%	73	5.3608	1.312116
							Totals	67	917,401,380.19	100.00%	70	4.9902	2.053904
Kansas	2	58,729,000.00	6.40%	72	5.1177	1.834710
Kentucky	5	22,580,000.00	2.46%	72	5.1500	1.860000
Massachusetts	1	37,000,000.00	4.03%	72	4.0104	3.080000
Michigan	2	28,684,229.43	3.13%	71	5.2275	1.656205
Minnesota	1	23,301,475.68	2.54%	72	5.5220	1.860000
Missouri	3	37,174,444.44	4.05%	71	5.1595	1.973863
Nevada	2	10,725,347.67	1.17%	72	4.9181	2.485350
New Jersey	2	37,645,588.69	4.10%	71	5.1859	1.516219
New York	7	89,181,578.05	9.72%	72	5.0058	1.350581
Ohio	2	12,820,536.76	1.40%	72	5.3057	1.608085
Pennsylvania	3	22,389,515.80	2.44%	72	5.2641	1.694739
South Carolina	1	24,969,860.60	2.72%	71	5.0600	1.550000
Tennessee	3	32,805,555.56	3.58%	69	5.1507	1.920965
Texas	10	153,295,110.43	16.71%	71	4.8609	2.704404
Virginia	4	52,800,064.99	5.76%	51	4.7136	1.961478
Washington	1	31,000,000.00	3.38%	71	4.8000	2.500000
Totals	67	917,401,380.19	100.00%	70	4.9902	2.053904

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	75,630,303.86	8.24%	72	5.1872	NAP	Defeased	3	75,630,303.86	8.24%	72	5.1872	NAP
	4.4999% or less	5	150,250,000.00	16.38%	71	4.2520	3.374809	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	13	186,781,690.35	20.36%	66	4.7631	2.179254	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	31	504,739,385.98	55.02%	72	5.2644	1.602418	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	917,401,380.19	100.00%	70	4.9902	2.053904	37 months to 48 months	30	488,007,032.99	53.19%	70	5.0756	1.742080
								49 months or greater	19	353,764,043.34	38.56%	71	4.8303	2.467084
								Totals	52	917,401,380.19	100.00%	70	4.9902	2.053904
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	75,630,303.86	8.24%	72	5.1872	NAP	Defeased	3	75,630,303.86	8.24%	72	5.1872	NAP
	60 months or less	1	17,800,064.99	1.94%	12	4.8050	2.220000	Interest Only	26	494,764,000.00	53.93%	71	4.7981	2.331858
	61 months or greater	48	823,971,011.34	89.82%	72	4.9761	2.043030	300 months or less	2	10,229,654.55	1.12%	72	5.5869	1.886732
	Totals	52	917,401,380.19	100.00%	70	4.9902	2.053904	301 months or greater	21	336,777,421.78	36.71%	69	5.2100	1.632809
								Totals	52	917,401,380.19	100.00%	70	4.9902	2.053904
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	75,630,303.86	8.24%	72	5.1872	NAP			No outstanding loans in this group
Underwriter's Information		3	75,014,302.66	8.18%	71	5.1568	1.617142
	12 months or less	45	757,456,773.67	82.57%	70	4.9496	2.109293
	13 months to 24 months	1	9,300,000.00	1.01%	72	5.3500	0.420000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	917,401,380.19	100.00%	70	4.9902	2.053904
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30315645	LO	Honolulu	HI	Actual/360	5.250%	284,812.50	0.00	0.00	N/A	02/06/29	--	63,000,000.00	63,000,000.00	01/06/23
2	30315646	OF	Dallas	TX	Actual/360	4.390%	226,816.67	0.00	0.00	N/A	01/01/29	--	60,000,000.00	60,000,000.00	02/01/23
3	30315647	OF	Lenexa	KS	Actual/360	5.126%	251,591.35	0.00	0.00	N/A	02/01/29	--	57,000,000.00	57,000,000.00	02/01/23
4	30315648	LO	Dallas	TX	Actual/360	5.580%	195,258.02	50,137.41	0.00	N/A	03/01/29	--	40,636,424.96	40,586,287.55	02/01/21
5	30315649	MF	Boston	MA	Actual/360	4.010%	127,776.83	0.00	0.00	N/A	02/01/29	--	37,000,000.00	37,000,000.00	02/01/23
6A1C1	30315652	MF	Various	VA	Actual/360	4.667%	80,377.92	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	02/06/23
6A1C2	30315653				Actual/360	4.667%	60,283.44	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	02/06/23
7	30315654	MF	Various	Various	Actual/360	5.260%	142,464.19	35,821.31	0.00	N/A	03/06/29	--	31,452,905.44	31,417,084.13	02/06/23
8	30315655	OF	Quincy	WA	Actual/360	4.800%	128,133.33	0.00	0.00	N/A	01/06/29	--	31,000,000.00	31,000,000.00	02/06/23
9	30315656	MU	Lone Tree	CO	Actual/360	5.124%	132,370.00	0.00	0.00	N/A	03/06/29	--	30,000,000.00	30,000,000.00	02/06/23
10	30315657	OF	Los Angeles	CA	Actual/360	4.700%	113,322.22	0.00	0.00	N/A	02/06/29	--	28,000,000.00	28,000,000.00	02/06/23
11	30315658	OF	Fort Mill	SC	Actual/360	5.060%	108,921.64	28,093.73	0.00	N/A	01/01/29	--	24,997,954.33	24,969,860.60	02/01/23
12A1	30315659	MF	Various	Various	Actual/360	5.350%	69,104.17	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	02/06/23
12A2	30315660				Actual/360	5.350%	46,069.44	0.00	0.00	N/A	01/06/29	--	10,000,000.00	10,000,000.00	02/06/23
13	30315663	OF	Scottsdale	AZ	Actual/360	5.145%	107,991.41	0.00	0.00	N/A	01/01/29	--	24,375,000.00	24,375,000.00	02/01/23
14	30315664	RT	Brooklyn Center	MN	Actual/360	5.522%	110,911.14	23,413.00	0.00	N/A	02/06/29	--	23,324,888.68	23,301,475.68	02/06/23
15	30315665	MF	Brooklyn	NY	Actual/360	4.060%	80,410.56	0.00	0.00	N/A	01/01/29	--	23,000,000.00	23,000,000.00	02/01/23
16	30315666	OF	Frankfort	KY	Actual/360	5.150%	100,136.03	0.00	0.00	N/A	02/06/29	--	22,580,000.00	22,580,000.00	01/06/23
17	30315667	OF	Fairfield	NJ	Actual/360	4.920%	89,290.24	29,997.98	0.00	N/A	02/06/29	--	21,075,586.67	21,045,588.69	02/06/23
18	30315668	RT	Various	TX	Actual/360	5.010%	90,801.73	30,120.68	0.00	N/A	10/06/28	--	21,047,339.21	21,017,218.53	02/06/23
19	30315669	RT	New York	NY	Actual/360	5.480%	99,096.67	0.00	0.00	N/A	02/06/29	--	21,000,000.00	21,000,000.00	09/06/22
20	30315670	RT	Hialeah	FL	Actual/360	4.400%	76,725.00	0.00	0.00	N/A	01/01/29	--	20,250,000.00	20,250,000.00	02/01/23
21	30315671	RT	Grandview	MO	Actual/360	5.000%	87,101.39	0.00	0.00	N/A	01/06/29	--	20,230,000.00	20,230,000.00	02/06/23
22A6	30315672	LO	Nashville	TN	Actual/360	5.035%	65,035.42	0.00	0.00	N/A	10/06/28	--	15,000,000.00	15,000,000.00	02/06/23
22A8	30315673				Actual/360	5.035%	21,678.47	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	02/06/23
23	30315674	LO	Long Island City	NY	Actual/360	5.500%	85,128.42	22,751.49	0.00	N/A	02/06/29	--	17,974,329.54	17,951,578.05	02/06/23
24	30315675	OF	Norfolk	VA	Actual/360	4.805%	73,740.46	21,803.65	0.00	02/06/24	08/06/24	--	17,821,868.64	17,800,064.99	02/06/23
25	30315423	OF	Bridgewater	NJ	Actual/360	5.523%	78,948.22	0.00	0.00	N/A	12/06/28	--	16,600,000.00	16,600,000.00	02/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30315676	OF	Shelton	CT	Actual/360	4.900%	65,503.46	18,086.00	0.00	N/A	02/06/29	--	15,524,190.09	15,506,104.09	02/06/23
27	30315677	OF	Troy	MI	Actual/360	5.050%	66,539.71	17,141.93	0.00	N/A	02/06/29	--	15,301,371.36	15,284,229.43	02/06/23
28	30315678	OF	Norristown	PA	Actual/360	5.379%	60,925.12	14,705.17	0.00	N/A	02/06/29	--	13,153,180.96	13,138,475.79	02/06/23
29	30315679	MF	Midland	MI	Actual/360	5.430%	62,656.17	0.00	0.00	N/A	11/06/28	--	13,400,000.00	13,400,000.00	02/06/23
30	30315680	LO	Various	Various	Actual/360	4.680%	40,300.00	0.00	0.00	N/A	01/01/29	--	10,000,000.00	10,000,000.00	01/01/23
31	30315681	RT	The Woodlands	TX	Actual/360	4.460%	38,405.56	0.00	0.00	N/A	03/01/29	--	10,000,000.00	10,000,000.00	02/01/23
32	30315682	MF	New York	NY	Actual/360	5.350%	42,844.58	0.00	0.00	N/A	02/01/29	--	9,300,000.00	9,300,000.00	02/01/23
33	30315683	IN	Houston	TX	Actual/360	4.700%	37,436.81	0.00	0.00	N/A	01/01/29	--	9,250,000.00	9,250,000.00	02/01/23
34	30315684	RT	McAllen	TX	Actual/360	5.100%	37,224.35	11,641.13	0.00	N/A	02/06/29	--	8,476,132.11	8,464,490.98	02/06/23
35	30315685	LO	Orlando	FL	Actual/360	5.500%	35,360.88	14,380.21	0.00	N/A	02/06/29	--	7,466,227.29	7,451,847.08	02/06/23
36	30315686	MU	New York	NY	Actual/360	4.750%	32,722.22	0.00	0.00	N/A	02/06/29	--	8,000,000.00	8,000,000.00	02/06/23
37	30315687	RT	Las Vegas	NV	Actual/360	4.660%	30,898.39	0.00	0.00	N/A	02/06/29	--	7,700,000.00	7,700,000.00	02/06/23
38	30315688	RT	Shillington	PA	Actual/360	5.200%	33,563.59	8,113.93	0.00	N/A	02/01/29	--	7,495,591.19	7,487,477.26	02/01/23
39	30315689	RT	Phoenix	AZ	Actual/360	5.350%	33,170.00	7,035.79	0.00	N/A	01/06/29	--	7,200,000.00	7,192,964.21	02/06/23
40	30315690	MF	Cincinnati	OH	Actual/360	5.350%	30,022.30	8,508.24	0.00	N/A	02/06/29	--	6,516,749.79	6,508,241.55	02/06/23
41	30315691	MU	San Antonio	TX	Actual/360	4.610%	25,803.19	0.00	0.00	N/A	02/06/29	--	6,500,000.00	6,500,000.00	02/06/23
43	30315693	RT	New York	NY	Actual/360	5.050%	21,743.06	0.00	0.00	N/A	02/06/29	--	5,000,000.00	5,000,000.00	02/06/23
44	30315694	RT	New York	NY	Actual/360	5.320%	22,584.88	0.00	0.00	N/A	03/01/29	--	4,930,000.00	4,930,000.00	09/01/22
45	30315695	RT	Garland	TX	Actual/360	4.850%	18,824.81	6,504.40	0.00	N/A	02/06/29	--	4,507,436.98	4,500,932.58	02/06/23
46	30315696	OF	Germantown	TN	Actual/360	5.300%	21,678.47	0.00	0.00	N/A	02/01/29	--	4,750,000.00	4,750,000.00	02/01/23
47	30315697	RT	Fort Worth	TX	Actual/360	5.350%	15,589.04	3,508.71	0.00	N/A	03/01/29	--	3,383,812.57	3,380,303.86	02/01/23
48	30315698	OF	Las Vegas	NV	Actual/360	5.575%	14,540.54	3,493.32	0.00	N/A	02/06/29	--	3,028,840.99	3,025,347.67	02/06/23
49	30315699	IN	Fort Wayne	IN	Actual/360	5.820%	13,946.77	5,053.53	0.00	N/A	03/06/29	--	2,782,861.00	2,777,807.47	02/06/23
50	30315700	MF	Bonner Springs	KS	Actual/360	4.850%	7,220.98	0.00	0.00	N/A	01/01/29	--	1,729,000.00	1,729,000.00	02/01/23
Totals							3,943,801.76	360,311.61	0.00				917,761,691.80	917,401,380.19
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	284,541.25	284,541.25	0.00	0.00	Full Defeasance
2	15,671,547.95	15,671,547.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,958,430.50	6,755,531.04	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1,698,243.87	656,243.00	01/01/22	06/30/22	11/14/22	0.00	0.00	244,888.74	5,885,310.60	0.00	0.00
5	4,262,086.82	4,682,255.61	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1C1	0.00	13,155,588.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1C2	0.00	13,155,588.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,557,213.23	3,697,300.02	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,752,410.14	3,804,956.04	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,454,343.44	2,615,797.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,064,297.60	3,046,288.48	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,940,802.00	3,563,861.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	4,641,079.71	4,343,998.31	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	4,641,079.71	4,343,998.31	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,504,725.82	3,320,474.98	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,600,170.52	2,972,494.34	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,802,279.96	1,582,182.34	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,578,974.36	2,657,892.55	--	--	--	0.00	0.00	100,038.81	100,038.81	0.00	0.00
17	2,209,806.68	2,443,774.28	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	11,027,874.74	10,300,491.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	349,329.71	599,474.52	01/01/22	06/30/22	12/12/22	1,194,201.56	42,325.54	93,204.66	446,318.21	286,467.99	0.00
20	2,147,723.08	2,306,464.64	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,935,477.20	2,574,741.34	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22A6	7,214,080.32	18,864,227.98	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22A8	7,214,080.32	18,864,227.98	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	3,053,621.97	3,456,678.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	5,941.59	0.00
24	2,470,804.24	2,736,197.40	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,496,484.68	2,493,891.92	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	2,029,022.99	2,066,683.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,746,075.52	1,622,238.12	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,161,137.41	1,841,153.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,339,648.94	1,412,448.82	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	3,830,530.11	5,261,619.55	07/01/21	06/30/22	--	0.00	0.00	40,084.72	40,084.72	0.00	0.00
31	790,560.99	816,761.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	216,517.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,116,439.27	938,772.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,025,608.43	1,300,205.94	01/01/22	06/30/22	11/14/22	0.00	0.00	0.00	0.00	0.00	0.00
36	555,682.15	695,912.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	835,649.11	1,139,730.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	812,985.78	1,007,801.77	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	841,644.59	903,338.80	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	935,667.45	922,498.39	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,071,456.63	1,053,928.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	487,003.63	476,745.56	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	549,278.32	232,674.18	01/01/22	06/30/22	--	0.00	0.00	22,438.50	111,362.53	13,247.79	0.00
45	905,736.37	888,147.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	416,220.00	424,536.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	263,164.46	335,388.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	332,862.01	303,418.73	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	214,755.92	181,532.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	126,724,616.59	178,491,704.92				1,194,201.56	42,325.54	785,196.69	6,867,656.12	305,657.37	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	0	0.00	3	66,516,287.55	1	40,586,287.55	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.990197%	4.970538%	70
01/18/23	0	0.00	0	0.00	3	66,566,424.96	1	40,636,424.96	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.990292%	4.970632%	71
12/16/22	0	0.00	2	25,930,000.00	1	40,686,322.61	1	40,686,322.61	1	4,930,000.00	0	0.00	0	0.00	0	0.00	4.990384%	4.970722%	72
11/18/22	2	27,510,000.00	1	21,000,000.00	1	40,742,266.50	1	40,742,266.50	0	0.00	0	0.00	0	0.00	0	0.00	4.990487%	4.970824%	73
10/17/22	1	4,930,000.00	0	0.00	2	61,791,658.01	1	40,791,658.01	0	0.00	0	0.00	0	0.00	0	0.00	4.990577%	4.970913%	74
09/16/22	0	0.00	0	0.00	2	61,847,114.36	1	40,847,114.36	0	0.00	0	0.00	0	0.00	0	0.00	4.990679%	4.971014%	75
08/17/22	0	0.00	0	0.00	2	61,896,004.49	1	40,896,004.49	0	0.00	0	0.00	0	0.00	1	6,144,005.38	4.990769%	4.971102%	76
07/15/22	0	0.00	0	0.00	2	61,944,660.82	1	40,944,660.82	0	0.00	0	0.00	0	0.00	0	0.00	4.993639%	4.973740%	77
06/17/22	0	0.00	0	0.00	2	61,999,409.00	1	40,999,409.00	0	0.00	0	0.00	0	0.00	0	0.00	4.993741%	4.973841%	78
05/17/22	0	0.00	0	0.00	2	62,047,570.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.993831%	4.973929%	79
04/18/22	0	0.00	0	0.00	2	62,101,842.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.993933%	4.974029%	80
03/17/22	0	0.00	0	0.00	2	62,149,514.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.994022%	4.974116%	81
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30315645	01/06/23	0	B	284,541.25	284,541.25	0.00	63,000,000.00
4	30315648	02/01/21	23	6	244,888.74	5,885,310.60	184,415.64	41,811,218.04	06/15/20	3	04/18/22	04/18/22
16	30315666	01/06/23	0	B	100,038.81	100,038.81	0.00	22,580,000.00	08/24/22	98
19	30315669	09/06/22	4	6	93,204.66	446,318.21	506,683.94	21,000,000.00	07/15/20	2
30	30315680	01/01/23	0	B	40,084.72	40,084.72	0.00	10,000,000.00
44	30315694	09/01/22	4	6	22,438.50	111,362.53	942,473.66	4,930,000.00	05/06/22	7			11/21/22
Totals					785,196.69	6,867,656.12	1,633,573.24	163,321,218.04
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		17,800,065	17,800,065	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		899,601,315	833,085,028	21,000,000		45,516,288

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	917,401,380	850,885,093	0	0	61,586,288	4,930,000
Jan-23	917,761,692	851,195,267	0	0	61,636,425	4,930,000
Dec-22	918,113,384	851,497,061	0	21,000,000	40,686,323	4,930,000
Nov-22	918,504,986	829,252,719	27,510,000	21,000,000	40,742,267	0
Oct-22	918,853,345	852,131,687	4,930,000	0	61,791,658	0
Sep-22	919,241,735	857,394,621	0	0	61,847,114	0
Aug-22	919,586,790	857,690,786	0	0	61,896,004	0
Jul-22	926,074,304	864,129,643	0	0	61,944,661	0
Jun-22	926,466,542	864,467,133	0	0	61,999,409	0
May-22	926,814,351	864,766,780	0	0	62,047,571	0
Apr-22	927,203,375	865,101,532	0	0	62,101,843	0
Mar-22	927,547,878	865,398,363	0	0	62,149,515	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30315648	40,586,287.55	41,811,218.04	64,200,000.00	01/31/22	656,243.00	0.45000	06/30/22	03/01/29	312
16	30315666	22,580,000.00	22,580,000.00	34,380,000.00	12/21/18	3,028,938.00	1.86000	--	02/06/29	312
19	30315669	21,000,000.00	21,000,000.00	22,000,000.00	11/28/22	551,874.52	0.47000	06/30/22	02/06/29	I/O
35	30315685	7,451,847.08	7,451,847.08	14,500,000.00	10/01/22	1,300,205.94	2.18000	06/30/22	02/06/29	251
44	30315694	4,930,000.00	4,930,000.00	7,200,000.00	10/11/18	232,674.18	0.87000	06/30/22	03/01/29	I/O
Totals		96,548,134.63	97,773,065.12	142,280,000.00		5,769,935.64

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	30315648	LO	TX	06/15/20	3

2/13/2023 - The Loan transferred to Special Servicing for Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Special Servicer received approval for a forbearance and previously worked with the Borrower to close.

	Borrower did not

close and has now filed for Chapter 11 bankruptcy protection. The Borrower has proposed a Chapter 11 plan of reorganization (The ''Plan'') to which the Lender objected. The parties concluded a Mediation on 10/6/2022 at

	which the parties agreed upon genera l terms of forbearance and repayment of arrearages making certain changes to the proposed Plan. This proposed agreement has been filed seeking court approval.

16	30315666	OF	KY	08/24/22	98

2/13/2023 - The Loan transferred for Imminent Monetary Default. A PNL has been executed by the Borrower. The Loan went into monetary default on 10/6/2022 and a default letter was sent. Discussions are ongoing between the Special

	Servicer and the Borrower relating to the Loan being brought current.

19	30315669	RT	NY	07/15/20	2

2/13/2023 - The Loan transferred to Special Servicing in July 2020 for Imminent Monetary Default at Borrower''s request due to the impact of the COVID-19 pandemic. Summary judgment and receivership motions were adjourned to 12/6/2022.

On 12/5/2022, the co urt granted the application for the appointment of Richard Madison of Colliers as Receiver. Special Servicer continues to move forward with a foreclosure strategy and is waiting to hear back from the court on the motion for

	summary judgment.

35	30315685	LO	FL	06/23/20	1
	2/13/2023 - Borrower recently requested the ability to defease the Loan. Special Servicer is working with the Borrower to address any outstanding items remaining with the Loan.

44	30315694	RT	NY	05/06/22	7

2/13/2023 - The Loan transferred to Special Servicing on 5/6/2022. During a recent mediation, Lender and Borrower have agreed to take title to the asset via DIL. Borrower and Special Servicer executed DIL in November and property became

	REO on 11/21/202 2. Syracuse Realty Group was put in place for property management and Special Servicer is currently evaluating a hold / sell scenario.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
35	30315685	0.00	0.00 5.50000%	0.00	5.50000%	10	10/21/21	04/06/20	10/21/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,748.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(426.84)	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	1,343.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	5,000.00	0.00	0.00	5,630.16	0.00	0.00	0.00	0.00	0.00	0.00
22A6	0.00	0.00	0.00	0.00	390.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22A8	0.00	0.00	0.00	0.00	130.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	(540.00)	0.00	0.00	0.00
44	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	28,748.12	0.00	1,863.52	5,630.16	0.00	0.00	(966.84)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		35,274.96

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2019-L2 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan

Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27